INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US $ millions)	Cost	Accumulated Amortization	Net Book Value
December 31, 2018	$43	$(23)	$20
Additions	3	(3)	—
Disposals	(2)	2	—
Transfers	1	—	1
December 31, 2019	45	(24)	21
Additions	4	(5)	(1)
Disposals	(8)	7	(1)
December 31, 2020	$41	$(22)	$19